NET LOSS PER SHARE - Potentially Dilutive Securities (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥)
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)	173,816,049	92,391,438	117,751,375
Redeemable convertible preferred shares
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)			68,228,526
Exchangeable notes
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)			36,709,165
Fixed monetary value used in conversion			$ 367,092	¥ 2,600,000
Debt instrument conversion price per share | $ / shares			$ 10
2025 Convertible Notes
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)	140,282,138
Principal and accrued interest | $	$ 189,263
2024 Convertible Notes
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)		31,779,905
Fixed monetary value used in conversion | $		$ 109,784
2023 Convertible notes
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)			2,029,407
Share options
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)	12,051,138	13,570,227	10,073,233
Warrant
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)			711,044
Outstanding share options			711,044
Meritz Put Option
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)		32,500,000
Public Warrants Liability
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)	9,054,522	9,054,522
Sponsor warrants
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)	5,486,784	5,486,784
ATW Convertible Notes
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)	6,941,467
Principal and accrued interest | $	$ 8,942
Unvested earn out shares
NET LOSS PER SHARE
Anti-dilutive ordinary share equivalents excluded in computation of net loss per share (in shares)	1,417,544	1,417,544	1,417,544